22. Trade and Other Payables	12 Months Ended
Dec. 31, 2018
Trade and other payables [abstract]
Trade and Other Payables

Note 22 — Trade and Other Payables

Details of trade and other payables at December 31 are as follows:

	2018	2017	2016
Accrued expenses	$2,692,583	$2,716,238	$2,789,476
Interest payables	1,230,443	1,061,346	796,175
Trade account payables	2,163,104	2,593,584	2,295,501
Other payables – social security payments	13,969	18,329	33,397
Total trade and other payables, current	$6,100,099	$6,389,497	$5,914,549
Other payables – social security payments	$1,940	$3,568	$63,143
Other payables – property taxes payments	–	16,029	17,212
Total trade and other payables, non-current	$1,940	$19,597	$80,355

Book values approximate fair value at December 31, 2018, 2017 and 2016.